Basis of preparation and accounting policies (Tables)	6 Months Ended
Jun. 30, 2021
Basis of preparation and accounting policies [abstract]
Reconciliation net result under IFRS-EU and IFRS-IASB
Reconciliation net result under IFRS-EU and IFRS-IASB
1 January to 30 June
in EUR million 2021 2020
In accordance with IFRS-EU (attributable to the shareholders of the parent)
2,464 969
Adjustment of the EU IAS 39 carve-out
956 -493
Tax effect

of the adjustment
1 -260 115
Effect of adjustment after tax
697 -379
In accordance with IFRS-IASB (attributable to the shareholders of the parent)
3,161 591
Non-controlling interests 59 36
In accordance with IFRS-IASB Total

net result
3,219 626
1 includes the effect of changes in tax rate.

Reconciliation shareholders' equity under IFRS-EU and IFRS-IASB
Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB in EUR million
30
June
2021
31
December
2020
In accordance with IFRS-EU (attributable to the shareholders of the parent)
56,222 54,637
Adjustment of the EU IAS 39 carve-out -3,132 -4,081
Tax effect

of the adjustment
805 1,063
Effect of adjustment after tax -2,327 -3,018
Shareholders’ equity 53,896 51,619
Non-controlling interests 987 1,022
In accordance with IFRS-IASB Total

Equity
54,883 52,640